Employee Benefits - Expected Future Benefit Payments (Details) - Pension Plans $ in Millions	Dec. 31, 2025 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2026	$ 420
2027	426
2028	450
2029	486
2030	494
2031-2035	$ 2,719